Current and long-term debt - $116.0 million Sale and Leaseback (Details)	1 Months Ended		2 Months Ended	12 Months Ended
	Sep. 30, 2018 USD ($)	Aug. 31, 2018 USD ($) tanker	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 2,910,315,000	$ 2,767,193,000
$116.0 Million Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued		$ 116,000,000
Borrowings		$ 114,800,000		112,700,000
Sale leaseback transaction, term		7 years
Sale leaseback, option to purchase period		3 years
Minimum ratio for fair value of vessels		111.00%
Credit Suisse Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments		$ 26,500,000	$ 26,100,000	$ 53,500,000
Senior Secured Term Loan Facility - K-Sure Credit Facility, Repayment One [Member]
Disclosure of detailed information about borrowings [line items]
Repayments	$ 12,600,000	$ 46,600,000
STI Gramercy and STI Queens [Member] | MR [Member] | Vessels [member] | $116.0 Million Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker		2
Borrowings		$ 23,800,000
Finance lease daily rate per vessel		$ 7,935
STI Oxford and STI Selatar [Member] | LR2 [Member] | Vessels [member] | $116.0 Million Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker		2
Borrowings		$ 33,700,000
Finance lease daily rate per vessel		$ 11,040